Equity_Details of treasury stock (Details) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Book value	₩ 0	₩ 0
Beginning balance
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Number of shares	2	2,728,774
Book value	₩ 0	₩ 34,113,000,000
Acquisition
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Number of shares	0	57,721,387
Book value	₩ 0	₩ 799,886,000,000
Disposal
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Number of shares	0	(60,450,159)
Book value	₩ 0	₩ (833,999,000,000)
Ending balance
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Line Items]
Number of shares	2	2
Book value	₩ 0	₩ 0